Transactions with Related Parties, Convertible Promissory Notes (Details) $ in Thousands			3 Months Ended	9 Months Ended
	Sep. 27, 2017 USD ($)	Mar. 12, 2015 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($) Installment	Sep. 30, 2017 USD ($)
Convertible Promissory Notes [Abstract]
Current portion of convertible promissory notes			$ 0	$ 1,775
Accumulated Deficit [Abstract]
Amortization (Note 11)				3,334	$ 1,330
Additional Paid-in Capital [Abstract]
Additions					10,389
Jelco [Member] | Convertible Promissory Notes [Member]
Applicable Limit [Abstract]
Beginning balance			17,750	17,750	4,000
Additions					13,750
Ending balance			17,750	17,750	17,750
Debt Discount [Abstract]
Beginning balance			(14,389)	(14,389)	(4,000)
Additions					(10,389)
Ending balance			(14,389)	(14,389)	(14,389)
Accumulated Deficit [Abstract]
Beginning balance			801	1,217	425
Amortization (Note 11)			416	1,647	376
Ending balance			1,217	2,864	801
Debt [Abstract]
Beginning balance			4,162	4,578	425
Addition					3,361
Amortization (Note 11)			416	1,647	376
Ending balance			4,578	6,225	4,162
Additional Paid-in Capital [Abstract]
Beginning balance			14,189	14,189	3,800
Additions					10,389
Ending balance			$ 14,189	$ 14,189	$ 14,189
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Face amount		$ 4,000
Number of consecutive payment installments | Installment				2
Current portion of convertible promissory notes				$ 200
Maturity date				Sep. 30, 2019
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate				3 months
Margin on variable rate		5.00%
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Face amount	$ 13,750
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate				3 months
Margin on variable rate	5.00%